Prepaid Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Prepaid Expenses
Note 5 - Prepaid Expenses

Note 5 - Prepaid Expenses

Prepaid expenses consisted of the following at September 30, 2021 and December 31, 2020:

	September 30, 2021	December 31, 2020
Professional fees	$-	$-
Transfer agent fees	5,232	14,226
Total prepaid expenses	$5,232	$14,226

Note 4 - Prepaid Expenses

Prepaid expenses consisted of the following at December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
Bonds	$-	$9,381
Transfer agent fees	14,226	11,123
Total prepaid expenses	$14,226	$20,504